Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

9. Commitments and Contingencies

The Company leases office space in Waltham, Massachusetts under two non-cancelable operating lease agreements. The term of the original lease for the existing premises commenced December 1, 2011 and expires on March 31, 2013. The term of the second lease, covering both the existing premises as well as additional office space within the same facility, commences April 1, 2013 (for the existing premises) and February 1, 2013 (for the additional office space) and will continue until March 31, 2015. Both lease agreements provide for free rent for the first month. The Company recognizes rental expense on a straight-line basis over the respective lease terms including any free rent periods.  Future minimum rental commitments, by fiscal year and in the aggregate, is provided below (in thousands):

December 31, 2012
2013	$636
2014	755
2015	189
Thereafter	—
Total minimum lease payments	$1,580

The Company recorded approximately $28,700, $76,800 and $166,100 in rent expense for the period from March 26, 2010 (inception) to December 31, 2010 and the years ended December 31, 2011 and 2012, respectively.

Litigation

The Company may periodically become subject to legal proceedings and claims arising in connection with on-going business activities, including claims or disputes related to patents that have been issued or that are pending in the field of research on which the Company is focused.  The Company is not a party to any litigation and does not have contingency reserves established for any litigation liabilities.